Stockholders’ Equity and Capitalization - Reserved Shares of Common Stock (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Reserved shares of common stock (in shares)	6,200,660	1,270,925
Related Party
Class of Stock [Line Items]
Reserved shares of common stock (in shares)	968,973	0
Warrants
Class of Stock [Line Items]
Reserved shares of common stock (in shares)	3,280,940	788,539
Amended Credit Agreement
Class of Stock [Line Items]
Reserved shares of common stock (in shares)	0	18,642
2014 Plan
Class of Stock [Line Items]
Reserved shares of common stock (in shares)	487,672
Stock options | Outside 2014 Plan
Class of Stock [Line Items]
Reserved shares of common stock (in shares)	498,298	171,980
Stock options | 2014 Plan
Class of Stock [Line Items]
Reserved shares of common stock (in shares)	112,000	112,000
Stock options | 2014 Amended And Restated Plan
Class of Stock [Line Items]
Reserved shares of common stock (in shares)	487,672	169,099
Unvested restricted stock units
Class of Stock [Line Items]
Reserved shares of common stock (in shares)	847,777	10,665
Unvested restricted stock (service provider)
Class of Stock [Line Items]
Reserved shares of common stock (in shares)	5,000	0